Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares as of 1 January, net of treasury shares	1,951	1,975
Effect of stock lending	20	27
Effect of delivery of treasury shares and share buyback programs	5	(13)
Weighted average number of ordinary and restricted shares as of 30 June	1,976	1,989
Effect of share options, PSUs and restricted stock units	33	37
Profit attributable to equity holders of AB InBev	$ 6,314	$ 3,824
Net impact of exceptional items on profit (refer to Note 7)	(2,034)	(305)
Profit, attributable to equity holders of AB InBev, before exceptional items	4,280	3,519
Hyperinflation impacts	35	37
Underlying profit	$ 4,314	$ 3,556
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares as of 30 June	1,976	1,989
Weighted average number of ordinary and restricted shares (diluted) as of 30 June	2,009	2,026